Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
8. Subsequent Event
     From October 1, 2011 through November 10, 2011, the Company sold approximately 86,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $128,000. The Company did not have any other material recognizable or unrecognizable subsequent events that occurred after September 30, 2011 up through the date the Company issued these financial statements.
     Effective October 14, 2011, the Company terminated the CEFF pursuant to the terms of the common stock purchase agreement with Kingsbridge. The warrant for 12,500 shares of common stock issued to Kingsbridge remains outstanding until August 19, 2013, subject to certain conditions.

13. Subsequent Events
     Warrant Exchange Agreements
     On January 18, 2011, OXiGENE, entered into separate Warrant Exchange Agreements with each of the holders of warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants are not exercisable for six months, have an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and do not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. In the event such shareholder approval is obtained, the Series E Warrants issued at the initial closing shall be exchanged for the additional 457,544 shares of common stock. The initial closing occurred on January 20, 2011, and the subsequent closing is expected to take place on or about March 18, 2011, following the stockholder meeting that has been scheduled for that date to approve the additional share issuance. This activity will result in equity instrument modification accounting and could result in a significant charge to the Statement of Operations.
     In connection with the warrant exchange, the Company also amended its Stockholder Rights Agreement with American Stock Transfer & Trust Company, LLC, dated as of March 24, 2005, as amended as of October 1, 2008, October 14, 2009 and March 10, 2010, in connection with the warrant exchange, to provide that the provisions of the Stockholder Rights Agreement shall not apply to the transactions contemplated by the Warrant Exchange Agreements.
     Reverse Stock Split
     In February 2011, the Company’s board of directors voted unanimously to implement a 1:20 reverse stock split of the Company’s common stock, following authorization of the reverse split by a shareholder vote on December 21, 2010. The reverse split became effective on February 22, 2011. This activity will result in equity instrument modification accounting and could result in a significant charge to the Statement of Operations.
     Activity Under the At-the-Market Arrangement
     Subsequent to December 31, 2010, the Company has sold 315,000 shares of its common stock under the At-the-Market Offering arrangement, for gross proceeds of $888,000.
     The Listing of OXiGENE’s common stock
     Prior to March 3, 2011, the Company’s stock was listed on the NASDAQ Global Market. During 2010 the Company failed to maintain compliance with two of the NASDAQ Global Market’s minimum listing requirements. NASDAQ granted the Company a grace period to regain compliance. The Company was not able to regain compliance with those two minimum listing requirements by the established deadline date and at a meeting with NASDAQ in January 2011, requested that the listing of the Company’s stock be transferred from the NASDAQ Global Market to The NASDAQ Capital Market.
     On March 1, 2011, a NASDAQ Stock Market Hearings Panel advised the Company of its decision to transfer the listing of the Company’s common stock from The NASDAQ Global Market to The NASDAQ Capital Market effective March 3, 2011, and continue its listing on that market, provided that the Company regain compliance by June 13, 2011 with all continued listing standards of The NASDAQ Capital Market and have evidenced a closing bid price of $1.00 or more for a minimum of ten prior consecutive trading days.